Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

8. Leases

Operating leases as lessee

As of June 30, 2025 and 2024, the Company has operating leases with the third parties and its related parties recorded on its consolidated balance sheets for office spaces and staff quarter. The Company does not have options to extend or cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, at lease commence date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows operating lease ROU assets and operating lease liabilities, and the associated financial statement line items as of June 30:

	2025	2024
Assets
Operating lease right-of-use assets, net	$1,001,610	$91,388

Liabilities
Operating lease liabilities - related parties, current	$7,239	$85,626
Operating lease liabilities, current	$739,105	$—
Operating lease liabilities - related parties, non-current	$—	$7,276
Operating lease liabilities, non-current	$262,612	$—

Weighted average remaining lease term (in years)	1.38	1.08
Weighted average discount rate (%)	4.82	3.63

Information relating to operating lease activities during the years ended June 30, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities, related parties	$—	$168,500	$—
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$1,112,210	$—	$—
Operating lease right-of-use assets, obtained in acquisition of a subsidiary	$557,270	$—	$—

Operating lease expenses
Amortization of right-of-use assets	$786,722	$84,313	$84,795
Interest of lease liabilities – related parties	1,959	4,479	1,482
Interest of lease liabilities	36,852	—	—
Total operating lease expenses	$825,533	$88,792	$86,277

Maturities of lease liabilities were as follows:

For the year ending June 30,	Year ended June 30, 2025
2026	$799,471
2027	267,808
Total lease payments	$1,067,279
Less: imputed interest	(58,323)
Total	$1,008,956